As filed with the Securities and Exchange Commission on May 7, 1998

                                                     Registration No. 333-25073
                                                                      811-08177

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|

                                         Pre-Effective Amendment No. ____   |_|

                                          Post-Effective Amendment No. 2    |X|

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|
Amendment No. 2                                                             |X|

                           THE DRESHER FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           715 Twining Road, Suite 202
                           Dresher, Pennsylvania 19025
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (888) 980-7500

                           Jeffrey C. Brown, President
                           The Dresher Family of Funds
            715 Twining Road, Suite 202, Dresher, Pennsylvania 19025
                     (Name and Address of Agent for Service)

                          Copies of communications to:

                             Lisa A. Ernst, Esquire
                            Ledgewood Law Firm, P.C.
                               1521 Locust Street
                        Philadelphia, Pennsylvania 19102

It is proposed that this filing will become effective (check appropriate box):
|X|  Immediately upon filing pursuant          |_|  On (date) pursuant to
     to paragraph (b)                               paragraph (b)
|_|  60 days after filing pursuant to          |_|  On (date) pursuant to
     paragraph (a)(1)                               paragraph (a)(1)
|_|  75 days after filing pursuant to          |_|  On (date) pursuant to
     paragraph (a)(2)                               paragraph (a)(2) of rule 485
If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION PURSUANT TO RULE 24F-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant is registering an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997 was filed with the Securities and Exchange Commission on May 7, 1998.

                                     PART A
                              CROSS REFERENCE SHEET

                           THE DRESHER FAMILY OF FUNDS
                      THE DRESHER COMPREHENSIVE GROWTH FUND
                       THE DRESHER CLASSIC RETIREMENT FUND


--------------------------------------------------------------------------------
Part A Item                               Prospectus Caption
--------------------------------------------------------------------------------
Cover Page                                Cover Page
--------------------------------------------------------------------------------
Synopsis                                  Expenses
--------------------------------------------------------------------------------
Condensed Financial Information           Financial Highlights
--------------------------------------------------------------------------------
General Description of the Fund           Cover Page; The Funds; Investment
                                          Objectives and Management Techniques;
                                          Investment Policies and Restrictions;
                                          Risks and Other Considerations; Trust
                                          Management -- Portfolio Turnover;
                                          Appendix A; Appendix B
--------------------------------------------------------------------------------
Management of the Fund                    Trust Management
--------------------------------------------------------------------------------
Management's Discussion of Fund           Inapplicable
Performance
--------------------------------------------------------------------------------
Capital Stock and Other Securities        Dividends, Distributions and Taxes;
                                          General Information
--------------------------------------------------------------------------------
Purchase of Securities Being Offered      How to Purchase Shares; Trust
                                          Management -- Distribution Plan
--------------------------------------------------------------------------------
Redemption or Repurchase                  How to Redeem Shares
--------------------------------------------------------------------------------
Pending Legal Proceedings                 Inapplicable
--------------------------------------------------------------------------------

                      THE DRESHER COMPREHENSIVE GROWTH FUND
                       THE DRESHER CLASSIC RETIREMENT FUND

THE DRESHER COMPREHENSIVE GROWTH FUND (THE "COMPREHENSIVE GROWTH FUND") AND THE DRESHER CLASSIC RETIREMENT FUND (THE "CLASSIC RETIREMENT FUND;" AND TOGETHER WITH THE COMPREHENSIVE GROWTH FUND, THE "FUNDS") are two series of shares (the "Shares") of The Dresher Family of Funds, an open-end investment company (the "Trust"). The assets of each Fund are separately managed portfolios consisting of shares of other mutual funds. The Funds are designed to offer investors easy access to actively managed funds. Both Funds are diversified by asset class and feature a core component of domestic and international stock funds for growth potential, combined with bond funds and money market funds for greater price stability. The Investment Manager has the flexibility to take full advantage of changing markets and favorable asset classes. The Investment Manager monitors hundreds of mutual funds, analyzing the relative attractiveness of various funds to identify and select a mix of underlying funds in order to achieve each Fund's goals. The Comprehensive Growth Fund is a no-load aggressive growth fund which seeks capital appreciation without regard to current income. The Classic
Retirement Fund is a no-load moderate growth fund which seeks moderate capital appreciation and significant income. Both Funds pursue their investment objectives by investing exclusively in shares of other mutual funds (except for holdings in cash or cash equivalents). The level of diversification the Funds obtain from being invested in a number of underlying funds is intended to reduce the risks associated with an investment in a single underlying fund. By investing in the Funds, you bear not only the Funds' expenses, but also the expenses of the underlying funds. THE FUNDS' STRATEGY OF INVESTING IN OTHER MUTUAL FUNDS RESULTS IN GREATER EXPENSES THAN YOU WOULD INCUR IF YOU WERE TO INVEST IN THE SAME FUNDS DIRECTLY.


ABOUT THIS PROSPECTUS: THIS PROSPECTUS PROVIDES YOU WITH CONCISE INFORMATION THAT YOU SHOULD KNOW BEFORE YOU DECIDE IF THE FUNDS PROVIDE THE INVESTMENT OPPORTUNITIES YOU SEEK. READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information in the Statement of Additional Information (the "SAI") dated May 7, 1998 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in this Prospectus by reference (which means that it is legally considered part of this Prospectus even though it is not printed here). This Prospectus is available electronically by using the Trust's World Wide Web address: http://www.dresherfunds.com. To get a free paper copy of this Prospectus or the SAI, call the Trust at (888) 980-7500. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference herein, and other information regarding registrants that file electronically with the SEC.


Shares of the Funds are subject to investment risks, including possible loss of principal. Shares of the Funds are not bank deposits and are not endorsed by, insured by, guaranteed by, obligations of or otherwise supported by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency or bank.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY

OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
                                              PROSPECTUS: May 7, 1998

                                    EXPENSES

The table below does not reflect any of the operating costs and investment advisory fees of the underlying funds. By investing in the Funds, you bear not only the Funds' expenses detailed below, but also the expenses of the underlying funds. You would not incur the Funds' expenses detailed below if you were to perform your own asset allocation, fund review and analysis and invest in the underlying funds directly.

SHAREHOLDER TRANSACTION EXPENSES


                                          Comprehensive                Classic
                                             Growth                  Retirement
                                              Fund                      Fund

Sales charge on purchases                     None                      None

Sales charge on reinvested dividends          None                      None

Deferred sales charge                         None                      None

Exchange fees                                 None                      None

Redemption fee<F1>                            None                      None


<F1> A wire  transfer  fee is  charged by the  Funds'  Custodian  in the case of redemptions made by wire. Such fee is subject to change and is currently $10.00.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)


                                              Comprehensive             Classic
                                                Growth                Retirement
                                                Fund                    Fund

Management fees (after fee waivers)<F2>         0.95%                  0.95%

12b-1 fees<F3>                                  0.25%                  0.25%

Other expenses<F4>                              0.00%                  0.00%
                                                -----                  -----

Total Fund operating expenses                   1.20%                  1.20%
(after fee waivers)

<F2> The  management  fees are paid to the  Investment  Manager  for  analyzing, selecting and monitoring the underlying funds in each portfolio. Unlike most other mutual funds, the management fees paid by the Funds include transfer agency, pricing, custodial, auditing and legal services, taxes, interest, redemption fees, expenses of non-interested Trustees and general administrative and other operating expenses. The Distributor, an affiliate of the Investment Manager, may receive remuneration from certain underlying funds for services rendered to such funds in connection with investments therein. See the discussion below under the caption "Fund Management -- Execution of Portfolio Transactions." In light of this remuneration to the Distributor, the Investment Manager will voluntarily reduce its
                                        3
management fees to keep total Fund operating expenses no greater than 1.20% (not including extraordinary expenses) until at least December 31, 1998. After December 31, 1998, the management fee waiver may be terminated, modified or continued. If there were no such fee waiver, the management fee paid by each Fund would be 1.20% of its average daily net assets and each Fund's total operating expenses would be 1.45% of its average daily net assets.

<F3> Based on average daily net assets.  The 12b-1 fee is an  asset-based  sales charge as defined in the Rules of Fair Practice of the National Association of Securities Dealers (the "Rules"). See "Fund Management -- Distribution Plan." The existence of this charge may cause long-term shareholders to pay more in total sales charges than the economic equivalent of the maximum front-end sales charges permitted under the Rules.

<F4> Does not include  extraordinary  expenses.  The Funds are newly  formed and this amount is based on estimates for the current fiscal year for the Funds after management fee waivers. See Footnote 1 above.

                            EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each
time period:                               1 YEAR                      3 YEARS
                                           ------                      -------

Comprehensive Growth Fund                   $ 12                        $ 37

Classic Retirement Fund                     $ 12                        $ 37


The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in either Fund will bear, directly or indirectly. See "Fund Management -- Advisory Fee -- Expenses Borne by Each Fund." THE EXAMPLE SET FORTH IN THE FOREGOING TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

The following information, which has been audited by Sanville & Company, is an integral part of the Trust's audited financial statements and should be read in conjunction with the financial statements. The financial statements as of December 31, 1997 and related auditors' report appear in the Trust's Annual Report, which can be obtained at no charge by calling or writing to the Trust at the phone number and address on the front of this Prospectus.

Per share information for a share outstanding throughout the period from October 1, 1997 (date of commencement of investment operators) to December 31, 1997




                                                               Comprehensive                  Classic
                                                               Growth Fund                   Retirement Fund
Net asset value, beginning of period                             25.14                            25.23
                                                                ------                            ------

Investment operations:
  Net investment income                                          0.33                               0.34
  Net realized and unrealized gain                              (0.27)                             (0.40)
                                                                ------                             ------
Total from investment operations                                 0.06                              (0.06)
                                                                -----                              ------

Less distributions:
  Dividends from net investment income                          (0.33)                             (0.34)
  Distributions from net realized gains                         (0.43)                             (0.63)
                                                                ------                             ------
Total distributions                                             (0.76)                             (0.97)
                                                                ------                             ------

Net asset value at end of period                               $ 24.44                       $     24.20
                                                                 =====                             =====

Total return                                                    0.28%                             (0.20%)
Ratio of net expenses to average net assets                     1.20% (a)                          1.20%  (a)
Ratio of expenses before waiver to net assets                   1.45% (a)                          1.45%  (a)
Ratio of net investment income to average net                   5.12% (a)                          5.36%  (a)
  assets
Portfolio turnover rate                                        22.39%                              6.77%

Net Assets, end of period (000's)                              $3,592                         $    4,665



     (a) Annualized.

                                    THE FUNDS


The Dresher Family of Funds was organized as a Delaware business trust on March 26, 1997. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a diversified investment company for purposes of the 1940 Act because all of its assets will be represented by securities of other investment companies or cash (or cash equivalents). Many of the underlying funds in which the Funds invest will themselves be diversified investment companies. The level of diversification the Funds obtain from being invested in a number of underlying funds is intended to reduce the risks associated with an investment in a single underlying fund. The Funds currently qualify, and intend to continue to qualify, as diversified investment companies for purposes of Subchapter M of the Internal Revenue Code (the "Code"). The Trust currently consists of two separate series portfolios: the Comprehensive Growth Fund and the Classic Retirement Fund. Each Fund is managed separately and has its own investment objectives and strategies designed to meet its respective investment goals. Investment in Shares of one or more of the Funds involves risks. There can be no assurance that the Funds' investment objectives will be achieved. See "Risks and Other Considerations."


                 INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES

Each Fund seeks to achieve its investment objective by investing exclusively (other than cash or cash equivalents) in a portfolio of other open-end "mutual funds." (The mutual funds in which the Funds may invest are referred to in this Prospectus as the "underlying funds.") The Funds will purchase securities of other investment companies only as permitted under the 1940 Act, including any exemptive relief granted by the SEC. A Fund will, under normal circumstances, maintain its assets in a number of underlying funds. However, for temporary defensive purposes when market conditions dictate, up to 100% of the assets of either Fund may be invested in cash or cash equivalents. Each Fund may invest in identical types of mutual funds. Of course, the percentage of each Funds' assets will vary based upon the Fund's investment objective.

     THE DRESHER COMPREHENSIVE GROWTH FUND: This Fund is an aggressive growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, at least 75% of its assets at the time of investment will be invested in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. The allocation of the assets of the Fund are expected to result in the Fund being exposed to more risk than the Classic Retirement Fund.

     THE DRESHER CLASSIC RETIREMENT FUND: This Fund is a moderate growth fund which seeks moderate capital appreciation and significant income. The mutual funds comprising this Fund will invest in common stocks, preferred stocks, bonds and other fixed income securities. Under normal market conditions, no more than 65% of its assets at the time of investment will be invested in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.

Each Fund's investment objective is non-fundamental and may be changed by the Board of Trustees of the Trust (the "Board of Trustees") without approval by the shareholders of that Fund. You would be notified in writing at least 30 days before a change in the investment objective of a Fund. If there is a change in investment objective, you should consider whether the particular Fund remains an appropriate investment in light of your then current financial position and needs.

The underlying funds may, but need not, have the same investment objectives, policies and limitations as the Fund. Each Fund can elect to redeem (subject to the 1% limitation discussed under the caption "Risks and Other Considerations") its investment in an underlying fund if that action is considered necessary or appropriate.

ACTIVE MANAGEMENT


The Funds are under the active management of an investment manager and staff experienced in assessing mutual funds. See "Trust Management -- Investment Manager, Distributor, and Transfer Agent." The Investment Manager seeks to take advantage of changing markets, economic conditions and underlying fund management changes by relying on public sources of information as well as proprietary techniques.



The Investment Manager selects underlying funds in which to invest based, in part, upon an analysis of their past performance (absolute, relative and risk-adjusted), management style, and investment objectives and policies. The Investment Manager also considers other factors in the selection of underlying funds, including, but not limited to, asset size, liquidity, expense ratios, quality of shareholder services, reputation and tenure of portfolio managers, industry classifications represented in their portfolios, and specific portfolio holdings.


ASSET ALLOCATION

The assets of the Funds will be invested in a mix of asset classes. This tactic is usually referred to as "asset allocation." Since the performance of asset types does not always move in the same direction at the same time, investing in a mix of asset classes or types can help improve performance and reduce volatility. Thus, the Investment Manager will manage the risk to a certain extent by varying the ratio of Fund investments among different asset categories. Each Fund seeks to meet its investment objectives by investing in a different mix of stock funds, bond funds and money market funds. Both Funds are designed to provide exposure to the growth potential of the stock market in varying degrees and are suitable for intermediate or long-term investing as well as retirement saving.


Each Fund will allocate its assets among a number of general types of mutual funds, including, without limitation: aggressive growth, growth and income, equity income, small company, sector/specialty, foreign stock, global stock, balanced, income, convertible bond, high yield bond, corporate bond, government bond, foreign bond, global bond, municipal bond, short-term world income and money market. The underlying funds may, among other things, seek capital growth and appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants); seek a combination of capital appreciation and current income (including income from dividends, income from interest, growth of income or any combination thereof) by investing primarily in common stocks, preferred stocks, bonds and other fixed income securities (including convertible preferred stock and convertible debentures); seek high current income by investing primarily in long- or short-term bonds and other fixed income securities (such as securities issued, guaranteed or insured by the U.S. government, commercial paper, preferred stock, convertible preferred stock or convertible debentures); and seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term money market instruments which have remaining maturities not exceeding one year (including U.S. government securities, bank obligations, commercial paper, corporate debt securities and repurchase agreements). (Certain additional investments which the underlying funds may make, and certain risks associated with the underlying funds' investments, are described in Appendix B to this Prospectus.)

It is unlikely that at any particular time either Fund will have all of its assets invested in only one of these general types of underlying funds, and each Fund may maintain at least some nominal investment in many of these fund types on an ongoing basis. The Investment Manager will vary the portfolio of each type of underlying fund based on the mix of such funds that, in the Investment Manager's view, is most likely to achieve each Fund's investment objective. All investments involve risk, and there is no assurance that the investment objectives of the Funds will be achieved.


In allocating assets among general types of underlying funds, the Investment Manager employs both fundamental and technical analyses to assess relative risk and reward potential in the financial markets, with the goal of achieving each Fund's investment objective. The allocation process goes beyond the basic determination of the degree to which the Funds' assets would be invested in equity funds versus bond funds. The Investment Manager engages in continuous research with regard to evolving opportunities in various asset subclasses, including investment discipline (e.g., "growth investment" vs. "value investing"), market capitalization (e.g., "small company" vs. "blue chip")
geo-economic considerations (i.e., "domestic" vs. "foreign"), fixed-income security maturities (i.e., "short-term" vs. "long-term") and sector/industry relation (e.g., "basic materials" vs. "consumer non-durables" or "aerospace/defense" vs. "electric utilities").

Generally, in seeking the Funds' objectives, the Investment Manager will alter the composition of each Fund's portfolio as economic and market trends change. Subject to the investment policies set forth above, each Fund's portfolio may vary considerably among equity, bond, and money market mutual funds as these changes occur.

Each Fund may also deposit cash representing up to the following percentage of each Fund's net assets in a money market deposit account maintained by the Fund's Custodian: (i) up to 100% for temporary defensive purposes when and to the extent that, in the judgment of the Investment Manager, other investments involve unreasonable risk, or (ii) approximately 5% in order to meet anticipated redemptions. To the extent that such balances exceed $100,000, such deposits are not protected by federal insurance.

                      INVESTMENT POLICIES AND RESTRICTIONS


Each Fund has adopted certain fundamental investment policies. These policies may not be changed without the vote of a majority of that Fund's outstanding votes, as defined under

"General Information -- Voting Rights." Each Fund has also adopted certain investment policies that are not fundamental and therefore may be changed by the Board of Trustees without shareholder approval. Under each Fund's fundamental investment policies, each Fund (1) may purchase securities of any issuer only when consistent with the maintenance of such Fund's status as a diversified company under the 1940 Act, (2) may not invest 25% or more of its total assets in the securities of mutual funds that concentrate themselves (i.e., invest 25% or more of their total assets) in any one industry, provided that the Fund (a) may indirectly invest 25% or more of its total assets in one industry if two or more of the underlying funds invest their assets in a particular industry and
(b) will invest more than 25% of its total assets in mutual funds, and (3) may purchase or sell commodities, commodities contracts, or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets only to the extent permitted under the 1940 Act, including any exemptive relief granted by the SEC.


Under each Fund's non-fundamental investment policies, each Fund may not (1) invest more than 15% of its net assets in illiquid securities, (2) invest for the purpose of exercising control or management of another issuer, (3) purchase securities of other investment companies, except as permitted under the 1940 Act, including any exemptive relief granted by the SEC, or (4) purchase securities of any closed-end investment company or any investment company the shares of which are not registered in the United States.


                         RISKS AND OTHER CONSIDERATIONS

Any investment in a mutual fund involves risk. Although the Funds will invest in a number of underlying funds, this practice does not eliminate investment risk. Some of the underlying funds in which the Funds invest may involve more risk than others. For example, the underlying funds may invest some or all of their assets in a broad array of corporate bonds some which are not considered investment grade bonds by Standard & Poor's Corporation or Moody's Investor Services, Inc. or which are unrated; foreign securities and foreign currency transactions; convertible and debt securities, including, without limitation, master demand notes, illiquid securities and warrants; and the investments described in Appendix B to this Prospectus. The underlying funds may also lend their portfolio securities; sell securities short; borrow money in amounts up to some designated percentage of their assets for investment purposes; write (sell) or purchase call or put options on securities or on stock indexes; concentrate 25% or more of their total assets in assets in one industry; enter into futures contracts or repurchase agreements; and write (sell) or purchase options on futures contracts. Some of the risks associated with these investment policies are described in Appendix B to this Prospectus.

Through its investment in underlying funds, each Fund indirectly may invest more than 25% of its total assets in one industry. Such indirect concentration of the Fund's assets may subject the Shares of that Fund to greater fluctuation in value than would be the case in the absence of such concentration.

Each Fund, together with any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the

Investment Manager will be aggregated with those held by the Fund. Accordingly, when affiliated persons and other accounts managed by the Investment Manager hold shares of any of the underlying funds, the Funds' ability to invest fully in shares of those funds is restricted, and the Investment Manager must then in some instances select alternative investments that would not have been its first preference.

Under certain circumstances, an underlying fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution "in kind" of securities from its portfolio in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Investment Manager determines that it is appropriate to dispose of such securities. Such disposition may entail additional costs to the affected Fund.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Investment Manager. Therefore, the investment adviser of an underlying fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to the Funds without accomplishing any investment purpose.

An investor in either Fund will bear not only its proportionate share of the expenses of such Fund but also, indirectly, similar expenses of the underlying funds. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses. The Funds intend to arrange to be included within a class of investors entitled not to pay sales charges by purchasing load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs. The Funds will not, however, invest in shares of a mutual fund that is sold with a contingent deferred sales load. In addition, as a result of the Funds' policies of investing in other mutual funds, an investor may receive taxable capital gains distributions to a greater extent than would be the case if the investor invested directly in the underlying funds. See "Dividends, Distributions and Taxes."


The underlying funds in which the Funds invest may incur distribution and shareholder service expenses in the form of "Rule 12b-1 fees" or service fees. In the event a Fund purchases shares of an underlying fund that imposes Rule 12b-1 or service fees, such fees will be paid by such underlying funds to the Distributor because portfolio transactions for the Funds are generally placed through the Distributor. The Distributor is entitled to retain service fees in an amount equal to the fair market value of the services provided by it to the underlying funds. The Distributor will reimburse to the Funds fees it receives from underlying funds for effecting purchases of the underlying funds' shares. For a description of such arrangements, please see the discussion under the caption "Trust Management -- Execution of Portfolio Transactions."


Because of the compensation the Distributor, an affiliate of the Investment Manager, may receive from the underlying funds in connection with the Funds' investments in such underlying funds, the Investment Manager may have conflicts of interest in rendering advice to the Funds. The Investment Manager will at all times fulfill its obligations to act in the best interests of the Funds. In addition, because the Distributor will reimburse to the Funds any fees received by it for effecting purchases of the underlying funds' shares, the Trust and the Investment Manager believe that the incentive to the Investment Manager to make investments in underlying funds which pay such fees is greatly reduced.


The 1940 Act currently provides that any underlying fund is not required to redeem any shares held by the Funds in excess of 1% of the underlying fund's outstanding shares in any 30-day period, and any of the Funds' holdings in excess of that amount may be considered illiquid. However, since the Funds have elected to reserve the right to pay redemption requests in investment securities, these positions may be treated as liquid. See also "How to Redeem Shares - Other Information Concerning Redemption."

The Investment Manager and/or its affiliates have been providing financial services to individuals, qualified retirement programs, estates and other business entities since 1984. Although the Investment Manager has substantial experience and expertise in assessing mutual funds for its clients, the Investment Manager has no previous experience in advising a mutual fund. In addition, the Funds are newly formed and have little operating history upon which an investor may assess investment performance.


                                TRUST MANAGEMENT

TRUSTEES AND OFFICERS

The business and affairs of the Trust, and thus of each Fund, are managed under the direction of the Board of Trustees. By virtue of the responsibilities assumed by NFA as Investment Manager (see below), the Trust has no executive employees other than its officers, each of whom is employed by NFA or its affiliates and none of whom devotes full time to the affairs of the Trust. No officer, director or employee of NFA or any of its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not an officer, director or employee of NFA or any of its affiliates a fee of $100 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses. These costs and expenses of "non-interested" Trustees are, in turn, reimbursed to the Trust by the Investment Manager pursuant to the Investment Advisory Agreement. See "Investment Manager, Distributor, and Transfer Agent" below.

INVESTMENT MANAGER, DISTRIBUTOR, AND TRANSFER AGENT


The Trust has retained as its investment adviser National Financial Advisors, Inc. ("NFA" or the "Investment Manager"), 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025, an investment management organization founded in 1992. NFA provides investment management services to trusts, institutions and high-income individuals and is registered under the Investment Advisers Act of 1940. The Investment Manager has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the SEC or any other governmental agency.

NFA is a wholly owned subsidiary of The National Advisory Group, Inc. ("The Group"), a Pennsylvania corporation with interests primarily in the financial services industry. The Group also owns all of the shares of NFA Brokerage Services, Inc. (the "NFA Brokerage" or the "Distributor"), the NASD mutual funds only broker/dealer through which Shares of each Fund are offered. The Trust entered into a Distribution Agreement with NFA Brokerage under which each Fund will pay NFA Brokerage for distribution services as permitted under the Trust's Distribution Plan. See "Distribution Plan." The Group also owns all of the shares of National Shareholder Services, Inc., a Pennsylvania corporation ("NSS" or the "Transfer Agent"), which serves as the Fund's transfer agent, dividend paying agent and shareholder service agent. Jeffrey C. Brown (President of The Group and President of NFA) and Larissa N. Patrylak (Vice President of The Group and Controller of NFA) each own 50% of the outstanding capital stock of The Group and therefore each is deemed to be in control of NFA, NFA Brokerage and NSS.

Subject to the supervision and direction of the Board of Trustees, NFA, as Investment Manager, manages each Fund's portfolio in accordance with the stated policies of that Fund. NFA makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. In addition, NFA furnishes office facilities and clerical and administrative services, pays the salaries of all officers and employees who are employed by both it and the Trust and, subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of each Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.

Under the Investment Advisory Agreement between the Trust and the Investment Manager, the Investment Manager is entitled to receive from each Fund as compensation for its services an annual fee of 1.20% on each Fund's average daily net assets. However, the Investment Manager is contractually obligated to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20% (not including extraordinary expenses) until at least December 31, 1998. The fee is paid monthly and calculated on the basis of the month's net assets. Unlike most mutual funds, the management fees paid by the Funds to NFA include transfer agency, pricing, custodial, auditing and legal services, taxes, interest, redemption fees, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund except as noted below under "Expenses Borne by Each Fund."

Jeffrey C. Brown is the person primarily responsible for the management of the portfolio of each of the Funds. Mr. Brown has been President of The Group since 1984 and of The Group's affiliated entities since each of their formation. Mr. Brown has been a Trustee of the Trust since its inception.

EXPENSES BORNE BY EACH FUND

Each Fund pays all expenses not assumed by the Investment Manager, including extraordinary expenses and costs pursuant to the Distribution Plan described below. Until at least December 31, 1998, the Investment Manager is contractually obligated to reduce its management fee to keep total operating expenses of each Fund at no greater than 1.20% of average daily net assets (not including extraordinary) expenses.


An investor in either of the Funds should recognize that it may invest directly in mutual funds and that, by investing in mutual funds indirectly through either Fund, the investor will bear not only its proportionate share of the expenses of the relevant Fund but also indirectly similar expenses paid by underlying funds. See "Risks and Other Considerations."

DISTRIBUTION PLAN

Rule 12b-1 ("Rule 12b-1") under the 1940 Act regulates the circumstances under which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Rule 12b-1 defines such distribution expenses to include the costs of "any activity which is primarily intended to result in the sale of fund shares." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1.

The Trust has adopted a Distribution Plan (the "Distribution Plan") with respect to the distribution of each Fund's Shares. The Distribution Plan permits, among other things, payments in the form of (a) compensation to securities brokers and dealers for selling Shares; (b) compensation to securities brokers and dealers, accountants, attorneys, investment advisors, pension actuaries, non-profit entities not advised by the Investment Manager or its affiliates and service organizations for services rendered by them to their clients or members in reviewing, explaining or interpreting the Funds' prospectus and other selling materials; (c) advertising costs; (d) costs of telephone, mail, or other direct solicitation of prospective investors and of responding to inquiries, as well as the compensation of persons who do the soliciting or respond to inquiries; (e) preparing and printing prospectuses and other selling materials and the cost of distributing them (including postage); (f) reimbursement of travel, entertainment and like expenditures made by the Trustees in promoting the Funds and their investment objective and policies; (g) fees of public relations consultants and (h) awards. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. Each Fund may expend as much as, but not more than, 0.25% of its average net assets annually pursuant to the Distribution Plan.

A report of the amounts expended by each Fund under the Distribution Plan and the purpose of the expenditure must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which each Fund will bear for distribution without shareholder approval of the relevant Fund and that other material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related service agreement or by vote of the majority of the relevant Fund's Shares. Any dealer or service agreement related to the Distribution Plan terminates upon assignment and is terminable at any time, without penalty, upon not more than 60 days' written notice to any other party to the agreement, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any of the related service agreements or by vote of a majority of the relevant Fund's Shares.

NFA Brokerage is a wholly-owned subsidiary of The Group and is located at the same address as the Investment Manager. The Distributor serves as the exclusive agent for the distribution of the Trust's Shares based on a Distribution Agreement between it and the Trust.

The Distribution Agreement with the Distributor provides for the payment by each Fund to the Distributor of a distribution fee (the "Distribution Fee") in an amount equal to 0.25% of average daily net assets. The Distributor determines the amount, if any, to be paid to service agents and the basis on which such payments are made. Certain employees of The Group, NFA Brokerage and the Investment Manager may receive compensation under the Distribution Plan.

EXECUTION OF PORTFOLIO TRANSACTIONS


Orders for portfolio transactions of the Funds generally are placed through NFA Brokerage. NFA Brokerage receives orders from the Investment Manager, places them with the underlying fund's distributor, transfer agent or other person, as appropriate, confirms the trades, prices and numbers of shares purchased or sold, and assures prompt payment by or to the Fund and proper completion of the order.


Each Fund has authority to purchase shares of underlying funds that impose Rule 12b-1 or service fees. Such underlying funds will sign agreements with the Distributor pursuant to which the Distributor will provide certain services to such underlying funds in consideration of the payment of such fees. Such services may include: sub-accounting, account status information, forwarding of communications from such underlying funds to a Fund, and share purchase processing, exchange, and redemption assistance. In the absence of such an agreement, an underlying fund would retain the Rule 12b-1 or service fees. The Distributor is entitled to retain fees for services provided by it to an underlying fund. Such fees will not exceed the fair market value of the services provided.

In the event an underlying fund pays a fee to the Distributor for effecting the purchase of such fund's shares, the Distributor will reimburse all such fees to the relevant Fund. Reimbursement will be made by the Distributor to a Fund as soon as administratively possible.

PORTFOLIO TURNOVER

Each Fund is actively managed and has no restrictions upon portfolio turnover. However, it is anticipated that each Fund's rate of portfolio turnover generally will not exceed 200%. A 100% annual portfolio turnover rate would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. A portfolio turnover rate of 100% or more is considered high and each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. Trading also may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from a Fund at ordinary income tax rates. There is no limit on the portfolio turnover rates of the underlying funds.

                             HOW TO PURCHASE SHARES

Shares of the Funds are offered as an investment vehicle for individuals, institutions, corporations and fiduciaries. Each Fund may invest in underlying funds which are sold with a sales charge; however, the Funds intend to use various quantity discount programs and/or applicable waivers to avoid imposition of any sales loads. Prospectuses, sales material and applications can be obtained from NSS, the Transfer Agent for each Fund, at the address and telephone number set forth below. NSS is a subsidiary of The Group, the parent company of the Investment Manager and the Distributor.

INITIAL PURCHASE

The minimum initial investment in a Fund is $10,000, except that the Trust reserves the right, in its sole discretion, to waive or reduce the minimum initial investment amount for certain investors or to waive or reduce the minimum initial investment for tax-deferred retirement plans. The minimum investment is waived for purchases by Trustees, officers and employees of the Trust and of The Group, as well as for private clients of The Group, including members of such persons' immediate families. The Trust also reserves the right to waive the minimum initial investment for financial intermediaries. The Trust is authorized to reject any purchase order.

PRICE OF SHARES

Shares of each Fund are sold on a continuous basis, without a sales charge, at the net asset value (the "Net Asset Value") next determined after receipt of a purchase order by the Transfer Agent. The Net Asset Value per Share of each Fund is calculated on each day that the New York Stock Exchange (the "NYSE") is open for trading. The Net Asset Value per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of outstanding Shares of the Fund, rounded to the nearest cent.

Shares of the underlying funds are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees or directors of the underlying mutual fund. Money market funds with portfolio securities with deemed maturities of 397 days or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value.

Other assets of each Fund are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees.

Investors should note that, due to time constraints involved in the pricing of shares of mutual funds such as the Funds, the Net Asset Value of Fund Shares reported in newspapers will lag behind the Funds' actual Net Asset Value by one business day. Purchase orders received by dealers prior to 4:00 p.m. EST on any business day, and transmitted to the Transfer Agent by 5:00 p.m. EST that day, are confirmed at the Net Asset Value determined as of the close of the regular sessions of trading on the NYSE on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m. EST. Broker-dealers or other agents may charge an investor a fee for effecting transactions. Direct purchase orders received by the Transfer Agent by 4:00 p.m. EST are confirmed at that day's Net Asset Value. Direct investments received by the Transfer Agent after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the Net Asset Value determined on the next following business day.

SHAREHOLDER ACCOUNTS


When an investor invests in a Fund, NSS opens an account to which all full and fractional Shares (to three decimal places) are credited, together with any dividends and capital gains distributions, which are paid in additional Shares unless the shareholder otherwise instructs the Transfer Agent.
No stock certificates representing Shares will be issued.


An investor may open an account and make an initial investment in either Fund by sending a check and completed account application form to NSS at Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Checks should be made payable to The Dresher Comprehensive Growth Fund or The Dresher Classic Retirement Fund, as appropriate. An account application kit is included with this Prospectus. Each Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

The Transfer Agent mails to shareholders confirmation of all purchases or redemptions of Shares of the Funds. With a shareholder's prior consent, the Funds will transmit confirmations and other statements to such shareholder by e-mail or other electronic media in compliance with SEC guidelines. A consent to receive such confirmations and statements electronically may be revoked at any time, whereupon the shareholder will be provided with hard copies of all such confirmations and statements. In addition, a shareholder who has consented to electronic delivery may request hard copies at any time.

The Funds' account application contains certain provisions limiting the liability of the Trust, NSS and certain of their affiliates for certain claims and costs (including among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

If an order to purchase Shares is canceled because an investor's check does not clear, the investor will be responsible for any resulting losses or fees incurred by the Fund or NSS in the transaction.

An investor may also  purchase  Shares of the Funds by wire.  Please call NSS at
(888) 980-7500 for instructions. The investor should be prepared to give the name in which the account is to be established, the address, telephone number, and taxpayer identification number for the account, and the name of the bank that will wire the money.

Investments in a Fund will be made at the Fund's Net Asset Value next determined after a wire is received together with the account information outlined above. If the Trust does not receive timely and completed account information, there may be a delay in the investment of money and any accrual of dividends. To make an initial wire purchase, an investor must mail a completed account application to NSS. Banks may impose a charge for sending a wire. There is presently no fee for receipt of wired funds, but NSS reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

SUBSEQUENT PURCHASES

An investor may purchase and add Shares to its account ($100 minimum) directly by mail or by bank wire or through a dealer. Checks should be sent to NSS, Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Checks should be made payable or endorsed to The Dresher Comprehensive Growth Fund or The Dresher Classic Retirement Fund, as appropriate. Bank wires should be sent as outlined above. Each additional purchase request must contain the account name and number to permit proper crediting.

SHAREHOLDER SERVICES

Contact NSS at (888) 980-7500 for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans

Shares of the Funds are available for purchase in connection with the following tax-deferred retirement plans offered by National Actuarial Consultants, Ltd., a wholly-owned subsidiary of The Group:

     -   Keogh Plans for self-employed individuals.

     - Individual retirement account (IRA) plans for individuals and their non-employed spouses.


     - Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with 401(k) provisions.


     - 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Code.

                              HOW TO REDEEM SHARES


Shares of the Funds may be redeemed on each day that the Trust is open for business. Redeeming shareholders will receive the Net Asset Value per Share next determined after receipt by NSS of a redemption request in the form described below. Payment is ordinarily sent by mail or by wire within three business days after tender in such form. However, payment in redemption of Shares purchased by check will be based on the Net Asset Value next determined after receipt by NSS of a properly executed redemption request (as described above) but will be effected only after the check has been collected, which may take up to 15 days from the purchase date. A shareholder may eliminate this delay by purchasing Shares of the Funds by certified check or wire.


BY MAIL

Shares may be redeemed by mail by writing directly to the Transfer Agent, National Shareholder Services, Inc., Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. The redemption request must be signed exactly as the shareholder's name appears on the application form, with the signature guaranteed, and must include the account number. If Shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration. A signature guarantee may generally be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Trust may waive the signature guarantee requirement in its discretion.

A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact NSS at (888) 980-7500

THROUGH BROKER-DEALERS

Shares may also be redeemed by placing a wire redemption request through a securities broker or dealer. Broker-dealers or other agents may impose a fee for this service. A redeeming shareholder will receive the Net Asset Value per Share next determined after receipt by NSS of its wire redemption request. It is the responsibility of broker-dealers to promptly and properly transmit wire redemption orders.

BY TELEPHONE

Shares of the Funds may also be redeemed by telephone. The proceeds will be sent by mail to the address designated on the redeeming shareholder's account or wired directly to the redeeming shareholder's existing account at any commercial bank or brokerage firm in the United States as designated on the application. To redeem by telephone, call NSS at (888) 980-7500. The redemption proceeds will usually be sent by mail or by wire within three business days after receipt of telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all shareholders. A shareholder may change the bank or brokerage account designated under this procedure at any time by writing to NSS with the signature guaranteed by any eligible guarantor institution or by completing a supplemental telephone redemption authorization form. Contact NSS to obtain this form. Further documentation will be required to change the designated account if Shares are held by a corporation, fiduciary or other organization.


Neither the Trust nor NSS, nor their respective affiliates, will be liable for complying with telephone instructions any of them reasonably believes to be genuine or for any loss, damage, costs or expense in acting on such telephone instructions. The investor will bear the risk of any such loss. The Trust or NSS, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or NSS do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation by mail or, if the shareholder has given its consent to receipt of confirmation by such means, by e-mail (in compliance with SEC guidelines) of the transactions and/or tape recording telephone instructions.


OTHER INFORMATION CONCERNING REDEMPTION

Each Fund reserves the right to take up to seven days to make payment if, in the judgment of the Investment Manager, such Fund could be affected adversely by immediate payment. In addition, the right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of that Fund's investments or determination of its Net Asset Value not reasonably practicable, or (c) for any other periods as the SEC by order may permit. In the case of any such suspension, a shareholder may either withdraw such shareholder's request for redemption or receive payment based on the Net Asset Value per Share next determined after the termination of the suspension.


The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits may be paid, in whole or in part, in shares of the underlying funds in which a Fund invests or in cash, as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in underlying fund shares, such securities will be valued as set forth under the caption "How to Purchase Shares Price of Shares." Such underlying fund shares will be readily redeemable or marketable.


The Funds reserve the right to redeem Shares and close an account if, as a result of redemptions, the aggregate value of a shareholder's account drops below the applicable Fund's $10,000 minimum balance requirement. Shareholders will be given 30 days' advance written notice and a chance to increase their account balance to the minimum requirement before the Fund redeems their Shares.

EXCHANGE PRIVILEGE

Shares of the Funds may be exchanged for each other at Net Asset Value. A shareholder may request an exchange by sending a written request to NSS. The request must be signed exactly as the shareholder's name appears on the Trust's account records. Exchanges may also be requested by telephone. A shareholder who is unable to execute a transaction by telephone (for example during times of unusual market activity) should consider requesting that the exchange be made by mail. An exchange will be effected at the next determined Net Asset Value after receipt of a request by NSS.

Exchanges may only be made for Shares of Funds then offered for sale in the shareholder's state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to the shareholders. An exchange results in a sale of the Fund Shares, which may cause a shareholder to recognize a capital gain or loss.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains, if any, once each year. All dividends and distributions will be reinvested automatically at Net Asset Value in additional Shares of a Fund unless the shareholder has notified such Fund in writing of the shareholder's election to receive distributions in cash.

Each Fund intends to qualify continually as a regulated investment company under Subchapter M of the Code. Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by such Fund's investments the sole responsibility of the shareholders. Continued qualification requires each Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each year the Trust will notify shareholders of the tax status of dividends and distributions.

In addition to the distribution requirements outlined above, each Fund must meet several additional requirements of Subchapter M, including the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with those other securities limited, in respect of any issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer.

Any dividend or distribution paid by a Fund has the effect of reducing the Net Asset Value per Share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of Shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

Each Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Investors should consult their own tax advisers as to the tax consequences of ownership of Shares of a Fund in their particular circumstances.

In accordance with the Code, each Fund may be required to withhold a portion of dividends, redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that its taxpayer identification number is correct and that it is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.

Income received from a mutual fund in that Fund's portfolio (including dividends and distributions of short-term capital gains), as well as interest received on cash held in the Custodian's money market deposit account and net short-term capital gains received by the Fund on the sale of mutual fund shares, will be distributed by the Fund (net of expenses incurred by the Fund) and will be taxable to shareholders as ordinary income. Because each Fund is actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder because the Fund must distribute its gain in accordance with the rules of the Code.


Distributions of net capital gains received from underlying mutual funds, as well as net long-term capital gains realized by the Fund from the purchase and sale of underlying mutual fund shares held by the Fund for more than one year, will be distributed by the Fund and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the Shares for less than one year). However, if a shareholder who has received a capital gains distribution suffers a loss on the sale of its Shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. The Fund will designate long-term capital gains dividends as subject to a maximum rate of 20% (if the asset was held for 18 months or longer) or 28% (if held for 12 months or longer but less than 18 months).


For purposes of determining the character of income received by the Fund when an underlying fund distributes net capital gains to the Fund, the Fund will treat the distribution as a long-term capital gain, even if it has held shares of the mutual fund for less than one year. However, any loss incurred by the Fund on the sale of that underlying fund's shares held for six months or less will be treated as a long-term capital loss only to the extent of the gain distribution. The tax treatment of distributions from the Fund is the same whether the distributions are received in additional Shares or in cash. Shareholders receiving distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each Share received equal to the Net Asset Value of a Share of the Fund on the reinvestment date.

Either Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders.

                               GENERAL INFORMATION

The Trust is a business trust formed under the laws of Delaware on March 26, 1997. It may issue an unlimited number of shares of beneficial interest in one or more series or classes. Currently it offers Shares of two series. The Board of Trustees may authorize the issuance of shares of additional series or classes, if it deems it desirable. Shares within each series have equal, noncumulative voting rights, and have equal rights as to distributions, assets and liquidation of such series except to the extent that such voting rights or rights as to distributions, assets and liquidation vary among classes of a series.

Upon issuance and sale in accordance with the terms of this Prospectus, each Share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares." Under Delaware law, shareholders of a Delaware business trust are not subject to personal liability for the acts and obligations of the Trust.

SHAREHOLDERS MEETINGS

The Trust is not required to hold annual shareholders' meetings and does not intend to do so. The Trust may, however, hold special meetings in connection with certain matters. These include changing a Fund's fundamental policies, electing or removing Trustees, or approving or amending any investment advisory agreement or distribution plan.

VOTING RIGHTS

Shareholders of each Fund have the right to vote on any matters which by law or the provisions of the Declaration of Trust they may be entitled to vote upon.

Shareholders of each Fund are entitled to one vote for each dollar of Net Asset Value (number of Shares owned times Net Asset Value per Share) of such Fund. Unless otherwise permitted by the 1940 Act, shareholders will vote by series and not in the aggregate. In addition, shareholders will vote exclusively as a class on any matters relating solely to their arrangement as a class and on any matter in which the interests of that class differs from the interests of any other class in that Fund. As used in this Prospectus, the term "vote of a majority of the outstanding votes" of a Fund (or of the Trust) means the vote of the lesser of: (1) 67% of the votes of the Fund (or of the Trust) present at a meeting of shareholders if the holders of more than 50% of the outstanding votes of the Fund (or the Trust) are present in person or by proxy or (2) more than 50% of the outstanding votes of the Fund (or the Trust). In compliance with applicable provisions of the 1940 Act, each Fund intends to vote the shares of the underlying funds held by it in the same proportion as the vote of all other holders of such underlying fund's securities. The effect of such "mirror" voting will be to neutralize the Fund's influence on corporate governance matters regarding the underlying funds in which the Fund invests.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records regarding Share ownership are maintained by the Transfer Agent.

SHAREHOLDER INQUIRIES


All shareholder inquiries should be directed to the Trust at the telephone number and address shown on the back cover of this Prospectus for National Shareholder Services.


CUSTODIAN

Firstrust Savings Bank, 1931 Cottman Avenue, Philadelphia, Pennsylvania 19111, is the custodian (the "Custodian") for each Fund's securities and cash.

AUDITORS

Sanville & Company, 1514 Old York Road, Abington, Pennsylvania 19001 have been appointed as independent accountants for the Funds.

LEGAL COUNSEL


Ledgewood Law Firm, P.C., 1521 Locust Street, Philadelphia, Pennsylvania 19102, is legal counsel to the Trust and to the Investment Manager, the Distributor and the Transfer Agent.



                        HOW THE FUNDS REPORT PERFORMANCE

From time to time a Fund may advertise its "average annual total return" in advertisements or reports to shareholders or prospective shareholders. Quotations of "average annual total return" will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years (up to the life of the Fund). A Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by a Fund's "average annual total return" as described above.

All total return figures will reflect the deduction of a proportionate share of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of total return reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculations are based.

Total return for a Fund will vary based upon changes in market conditions and the level of the Fund's expense and should not be considered an indication of future performance.

The Funds may also compare their performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar independent services that monitor mutual fund performance, and with appropriate securities indices, which may assume reinvestment of dividends but usually do not reflect deductions for administrative and management costs and expenses. Additional information about the Funds' performance will be contained in the Funds' annual report to shareholders, which may be obtained without charge from NSS at the address or telephone number listed on the back cover of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT MAILINGS

Twice a year, each Fund provides shareholders with a report showing its performance and outlining its investments. To reduce mailing costs, the Trust will combine these mailings by household. If a household has multiple accounts and the same record address for all the accounts, the Trust will send mailings for all accounts at that address in a single package. A shareholder who does not want to combine mailings for its account should write to NSS at the address on the back of this Prospectus. With a shareholder's prior consent, the Funds will transmit their annual and semi-annual reports electronically to such shareholder by e-mail or by posting such reports on the Trust's World Wide Web site. If such reports are posted on the Trust's World Wide Web site, shareholders will receive prior notice, in compliance with SEC guidelines, that reports will be delivered in this manner. A consent to receive such reports electronically may be revoked at any time, whereupon the shareholder will be provided with hard copies of all such reports. In addition, a shareholder who has consented to electronic delivery may request a hard copy of any report at any time.

                                          ------------------------------

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Investment Manager. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                   APPENDIX A
                DESCRIPTION OF BOND AND COMMERCIAL PAPER RATING*
                          STANDARD & POOR'S CORPORATION


BONDS

     AAA: Bonds rated AAA have the highest rating assigned by Standards & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the higher rated categories.

     BBB: Bonds rated BBB are  regarded  as having an  adequate  capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than the bonds in higher rated categories.

     BB, B, CCC AND CC: Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER

     A-1: Commercial paper rated A-1 indicates that the degree of safety regarding timely payment is very strong.

     A-2: Commercial paper rated A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A- 1.

------------------------
*As described by Standard  & Poor's Corporation

                                   APPENDIX B
                 DESCRIPTION OF VARIOUS SECURITIES INVESTED IN,
                           AND TECHNIQUES EMPLOYED BY,
                 UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST

     As described in this Prospectus under "Investment Objectives and Management Techniques" and under "Risks and Other Consideration," the Funds will invest in the shares of open-end investment companies (or "mutual funds"). These mutual funds (collectively referred to in this Appendix as "underlying funds") may incur risks, certain of which are described in this Appendix B. The underlying funds may invest in a variety of investment securities and instruments. This Appendix B is not an exhaustive list of such investment products.

FOREIGN SECURITIES

An underlying fund may invest some or all of its assets in securities of foreign issuers. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the difference between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. Foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. There is often less information publicly available about a foreign issuer than about a U.S. issuer.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by trading on days when the Investment Manager does not have access to the underlying funds and shareholders do not have access to the Funds.

Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. The costs attributable to foreign investment that an underlying fund must bear frequently are higher that those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities are generally higher than custodian costs relating to domestic securities.

Income received by an underlying fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by an underlying fund will reduce the net income of the underlying fund available for distribution to the Funds. Special tax considerations apply to foreign securities.

Risks may be intensified in the case of investments by an underlying fund in emerging markets or countries with limited or developing capital markets. Securities prices in emerging markets can be significantly more volatile than those in more developed nations, reflecting the greater uncertainties of investment in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation of rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

FOREIGN CURRENCY TRANSACTIONS

In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the underlying fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase. The underlying fund would enter into similar forward currency transaction in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

BONDS AND FIXED INCOME SECURITIES

Underlying funds may invest in long or short-term bonds and various other types of fixed income securities (such as securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock and convertible debentures). These mutual funds may invest in investment grade bonds (bonds rated in the four highest ratings categories by Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB) or Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A and Baa) or similar nationally recognized ratings services or in bonds that are not considered investment grade (for example, bonds rated BB or below by S&P or Ba or below by Moody's). A description of ratings assigned to commercial paper and corporate debt obligations by S&P can be found in Appendix A to this Prospectus. In general, the current value of bonds varies inversely with changes in prevailing interest rates. If interest rates increase after a bond is purchased, the value of that security will normally decline. If prevailing interest rates decrease after a bond is purchased, the bond's market price will normally rise. Non-investment grade bonds are higher yielding, high risk securities commonly known as "junk bonds."

HIGH-YIELD SECURITIES

The Funds may, from time to time, invest in shares of underlying funds which invest in lower-rated securities or in unrated securities, when, in view of the Investment Manager, such investments are consistent with the Fund's investment objective. Certain risk factors that investors should recognize as being associated the Investment Manager's discretion to invest in such underlying funds are set forth below.

     Youth and Growth of the High Yield Bond Market. The high yield, high risk market is relatively new and at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a significant effect on the high yield, high risk securities in an underlying fund's portfolio and the markets for such securities, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit worthiness and the high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and a higher incidence of high yield, high risk bond defaults may be experienced.

     Sensitivity of Interest Rate and Economic Changes. Prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by an underlying fund defaults, the fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices in high yield, high risk securities.
Yields on high yield, high risk securities will fluctuate over time.

     Payment Expectations. Certain securities held by an underlying fund, including high yield, high risk securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the underlying fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.

Conversely, a high yield, high risk security's value will decrease in a rising interest rate market, as will the value of the underlying fund's assets.

     Liquidity and Valuation. High yield, high risk securities may tend to trade in markets that are relatively less liquid than the market for higher-rated securities. It is thus possible that the underlying fund's ability to dispose of such securities, when its investment adviser deems it desirable to do so, may be limited. The lack of a liquid secondary market may also have an adverse impact on market price and the underlying fund's ability to dispose of particular issues when necessary to meet the underlying fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. In addition, a less liquid market may interfere with the ability of the underlying fund to value lower-rated securities accurately and, consequently, value the fund's assets accurately. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

     Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of securities. Since credit ratings agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the investment adviser to an underlying fund should monitor the issuers of high yield, high risk securities in the fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payment obligations, and to attempt to assure the securities' liquidity so the fund can meet redemption requests. To the extent that an underlying fund invests in high yield, high risk securities, the achievement of the fund's investment objective may be more dependent on the underlying fund's own credit analysis than is the case for higher quality bonds. Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by an underlying fund.

CONVERTIBLE PREFERRED STOCKS AND DEBT SECURITIES

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or within a specified period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by the premium.

ILLIQUID SECURITIES

An underlying fund may invest in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. A considerable period may elapse between an underlying fund's decision to sell securities and the time when the fund is able to sell such securities. If, during such a period, adverse market conditions were to develop, the underlying fund might obtain a less favorable price than prevailed when it decided to sell.

All mutual funds are subject to restrictions on the percentage of their assets which may be composed of illiquid securities. Subject to these limitations, an underlying fund may invest in restricted securities when such investment is consistent with its investment objectives, and such securities may be considered to be liquid to the extent the fund's investment adviser determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the fund's investment adviser, under the direction of the fund's Board of Trustees, will take into account relevant factors, including the following: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). An underlying fund's investment in such restricted securities could have the effect of increasing the level of the fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INDUSTRY CONCENTRATION

An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

OPTION ACTIVITIES

An underlying fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the options securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price.

An underlying fund may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call, previously written by the fund, on which it wishes to terminate its obligation. If the underlying fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

An underlying fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue.

An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures. (See "Leverage" below for a discussion of how options trading activities involve potential leveraging.)

OPTIONS TRADING MARKETS

Options in which the underlying funds will invest are generally listed on exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the American, New York, Pacific, and the Philadelphia Stock Exchanges. Options on some securities may not, however, be listed on any exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions will fail to meet their obligations to the underlying fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on the use of options discussed herein, a mutual fund is subject to the investment restrictions described in its prospectus and statement of additional information.

The staff of the SEC currently is of the view that the premiums that a mutual fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the underlying fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether a mutual fund is in compliance with any fundamental investment restriction prohibiting it from investing more than 15% (or, in many cases, 10%) of its net assets (taken at current value) in any combination of illiquid assets and securities.

FUTURES CONTRACTS

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporations, guarantee performance of the contracts.

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near such date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade (known as "contract markets") approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. On the other hand, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. A purchaser closes out a futures contract purchase by entering a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. An underlying fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by an underlying fund will fall, thus reducing its net asset value. This interest rate risk may be reduced without the use of futures as a securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and brokerage commissions and will typically reduce the fund's average yield as a result of the shortening of maturities.

The sale of financial futures contracts serves as a means of hedging against rising interest rates. As interest rates increase, the value of an underlying fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the fund's investment being hedged. While an underlying fund will incur commission expenses in selling and closing out futures positions (by taking an opposite position in the futures contract), commissions on futures transactions tend to be lower than transaction costs incurred in the purchase and sale of portfolio securities.

An underlying fund may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, an underlying fund would probably expect that an equivalent amount of futures contracts will be closed out. Unlike when an underlying fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the underlying fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This is known as "initial margin." Initial margin is similar to a performance bond or good faith deposit which is returned to an underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable. This is known as "marking to the market." An underlying fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The underlying fund may close its positions by taking opposite positions that will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by a release to the underlying fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the underlying fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market price of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close future contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist at any particular time. In order to assure that mutual funds have sufficient assets to satisfy their obligations under their futures contracts, the underlying funds are required to establish segregated accounts with their custodians. Such segregated accounts are required to contain an amount of cash, U.S. government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit. (Also see "Leverage" below.)

The risk to an underlying fund from investing in futures is potentially unlimited. Gains and losses on investments in options and futures depend upon the underlying fund's investment adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

OPTIONS ON FUTURES CONTRACTS

An underlying fund may purchase and write (sell) put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

SHORT SALES

An underlying fund may sell securities short. In a short sale, the fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral
(1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales. As is the case with all secured transactions, the possibility exists that the collateral will be called to satisfy the underlying obligations.

An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amounts of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

WARRANTS

An underlying fund may invest in warrants, which are options to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of the warrants do not necessary move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, or if the warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

MASTER DEMAND NOTES

Although the Funds themselves will not do so, underlying funds (particularly money market mutual funds) may invest some or all of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations, redeemable upon notice, that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

REPURCHASE AGREEMENTS

Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

LOANS OF PORTFOLIO SECURITIES

An underlying fund may lend its portfolio securities provided (1) the loan is secured continuously by collateral of U.S. government securities or cash or cash equivalent maintained on a daily market-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

HEDGING

An underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

LEVERAGE

An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. The practice of leveraging means that a Fund could lose more than the amount it has invested in an underlying fund. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

The staff of the SEC is currently of the view that certain types of securities transactions, including selling securities short, purchasing or selling futures contracts, purchasing and selling options on specific securities, stock indexes, or interest rate futures contracts, and purchasing and selling forward contracts on currencies also involve potential leveraging. An underlying fund may engage in these types of transactions subject to the 300% asset coverage requirement. In the alternative, an underlying fund may engage in these types of transactions if it segregates assets with respect to such transactions or "covers" such transactions.

An underlying fund may segregate assets with respect to such transactions as follows. A fund with a long position in a futures or forward contract, or that sells a put option, may establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). For short positions in futures or forward contracts, sales of call options, and short sales of securities, a fund may establish a segregated account (not with a futures commission merchant or broker) with cash and certain liquid securities that, when added to the amounts deposited with a futures commission merchant or broker as margin, equal the market value of the instruments or currency underlying the futures or forward contracts, call options and short sales (but are not less than the strike price of the call option or the market price at which the short positions or short sales were established).

An underlying fund may "cover" such transactions in various ways depending on the type transaction involved. For example, a fund that has a long position in a futures or forward contract could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the fund. A fund that has sold a put option could sell short the instruments or currency underlying the put option at the same or higher price than the strike price of the put option. Similarly, the fund could purchase a put option, if the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the fund.

                                TABLE OF CONTENTS

THE DRESHER COMPREHENSIVE GROWTH FUND
THE DRESHER CLASSIC RETIREMENT FUND
EXPENSES
FINANCIAL HIGHLIGHTS
THE FUNDS
INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES
INVESTMENT POLICIES AND RESTRICTIONS
RISKS AND OTHER CONSIDERATIONS
TRUST MANAGEMENT
HOW TO PURCHASE SHARES
HOW TO REDEEM SHARES
DIVIDENDS, DISTRIBUTIONS AND TAXES
GENERAL INFORMATION
HOW THE FUNDS REPORT PERFORMANCE
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1

                                               CROSS REFERENCE SHEET
                                            THE DRESHER FAMILY OF FUNDS


                                               Statement of Additional
Part B Item                                    Information Caption
--------------                                 -----------------------------

Cover Page                                     Cover Page

Table of Contents                              Table of Contents

General Information and History                General Information and History

Investment Objectives and Policies             Investment Objectives, Policies
                                               and Restrictions

Management of the Fund                         Management of the Trust

Control Persons and Principal                  Principal Holders of Securities
Holders of Securities

Investment Advisory and Other Services         Investment Manager,  Distributor,
                                               and  Transfer Agent; Custodian;
                                               Auditor

Brokerage Allocation and Other Practices       Portfolio Transactions

Capital Stock and Other Securities             Capital Stock and Other
                                               Securities

Purchase, Redemption and Pricing of            Purchase, Redemption and Pricing
Securities Being Offered                       of Securities Being Offered;
                                               Determination of Net Asset Value

Tax Status                                     Tax Status

Underwriters                                   The Distributor

Calculation of Performance Data                Not Applicable

Financial Statements                           Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION



                         THE DRESHER FAMILY OF FUNDS 75
                        Twining Road, Suite 202 Dresher,
                               Pennsylvania 19025
                                 (888) 980-7500



     This Statement of Additional Information relating to The Dresher Family of Funds (the "Trust") is not a prospectus and should be read in conjunction with the Trust's prospectus (the "Prospectus") as supplemented from time to time. A copy of the Prospectus can be obtained from the Trust's distributor, National Shareholder Services, Inc., 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025, telephone number (888) 980-7500. The date of the Prospectus to which this Statement of Additional Information relates is May 7, 1998.

     The date of this Statement of Additional Information is May 7, 1998.

                                TABLE OF CONTENTS


CAPTION                             PAGE    LOCATION OF PROSPECTUS

General Information and History      1      General Information

Investment Objectives, Policies      1      Investment Objectives and Management
and Restrictions                            Techniques; Investment Policies and
                                            Restrictions; Trust Management --
                                            Portfolio Turnover

Management of the Trust              2      Trust Management

Principal Holders of Securities      4      Principal Holders of Securities

The Investment Manager               4      Trust Management

The Distributor                      5      Trust Management

The Transfer Agent                   6      Trust Management

The Custodian                        6      Trust Management

The Auditor                          6      Trust Management

Portfolio Transactions               6      Trust Management -- Execution of
                                            Portfolio Transactions

Capital Stock and Other Securities   7      General Information

Purchase, Redemption and Pricing     7      How to Purchase Shares; How to
of Securities Being Offered                 Redeem Shares

Determination of Net Asset Value     7      How to Purchase Shares -- Price of
                                            Shares

Tax Status                           7      Dividends, Distributions and Taxes

Financial Statements                 7      Not Applicable

Additional Information               7      Not Applicable

                         GENERAL INFORMATION AND HISTORY


     The Trust is a diversified, open-end management investment company comprised of two portfolios of shares of other open-end registered investment companies: The Dresher Comprehensive Growth Fund (the "Comprehensive Growth Fund") and The Dresher Classic Retirement Fund (the "Classic Retirement Fund;" and together with the Comprehensive Growth Fund, the "Funds"). The Trust was organized as a trust under the laws of the State of Delaware on March 26, 1997 and has little operating history.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The Trust is an open-end, diversified management investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of two separate portfolios (series), each with different investment objectives. The Funds seek to achieve their investment objectives by investing in shares of other open-end investment companies ("mutual funds"). As of the date of this Statement of Additional Information, the Trust's series are:

     THE DRESHER COMPREHENSIVE GROWTH FUND is an aggressive growth fund which seeks capital appreciation without regard to current income.

     THE DRESHER CLASSIC RETIREMENT FUND is a moderate growth fund which seeks moderate capital appreciation and significant income.

     The investment objectives of the Funds are described in the Prospectus under the heading "Investment Objectives and Management Techniques." In addition, each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the votes of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding votes of the Fund (or the Trust) are present or represented by proxy, or (2) more than 50% of the outstanding votes of the Fund (or the Trust). These fundamental policies are set forth in the Prospectus under the heading "Investment Policies and Restrictions."

     The Funds' fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. The Funds have also adopted non-fundamental investment policies, set forth in the Prospectus. The Funds' non-fundamental investment policies may be changed by a vote of the Board of Trustees. Any changes in either Fund's non-fundamental investment policies will be communicated to such Fund's shareholders prior to the effectiveness of the changes.

     1940 ACT RESTRICTIONS. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the Fund. "Concentration" is generally interpreted under the 1940 Act as investing 25% or more of total assets in an industry or group of industries. The 1940 Act limits that ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     The mutual funds in which each of the Funds may invest may, but need not, have the same investment objectives, policies and limitations as the relevant Fund. Although each of the Funds may from time to time invest in shares of the same underlying mutual funds, the percentage of each Fund's assets so invested may vary, and the Investment Manager will determine that such investments are consistent with the investment objectives and policies of such Fund. The investments that may, in general, be made by underlying funds in which the Funds may invest, as well as certain of the risks associated with such investments, are described in the Prospectus and in Appendix B to the Prospectus.

     The Funds have no restrictions on portfolio turnover. However, it is anticipated that each Fund's rate of portfolio turnover generally will not exceed 200% annually. A portfolio turnover rate of 100% or more is considered high.

                             MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.


                      Position Held    Principal Occupation(s)
Name and Address      with the Trust   During Past 5 Years
----------------      --------------   -------------------


Jeffrey C. Brown*     Trustee,         President of National Advisory
715 Twining Road,     President        Group, National Financial Advisors,
Suite 202                              Inc. (investment advisor), National
Dresher, PA 19025                      Actuarial Consultants, Ltd. (pension
(Age: 40)                              recordkeeping), and National
                                       Shareholder Services, Inc.
                                       (shareholder services agent); President
                                       and licensed registered representative
                                       of NFA Brokerage Services, Inc.
                                       (NASD broker-dealer).

Larissa N. Patrylak*   Trustee,        Secretary/Treasurer and Controller of
715 Twining Road,      Secretary       National Financial Advisors, Inc.,
Suite 202                              National Shareholder Services, Inc.,
Dresher, PA 19025                      and NFA Brokerage Services, Inc.;
(Age: 43)                              Vice President of National Actuarial
                                       Consultants, Ltd.  Married to Stephen
                                       Patrylak.

Howard S. Lubin        Trustee         Physician.
715 Twining Road,
Suite 202
Dresher, PA 19025
(Age: 68)

Allison M. Miller      Trustee         Self-employed as financial services
715 Twining Road,                      consultant, January 1996 - present;
Suite 202                              Chief Operations Officer, Crescent
Dresher, PA 19025                      Bank & Trust, February 1994 -
(Age: 34)                              December 1995; Senior Consultant,
                                       Payment Systems Technology & Consulting
                                       (consulting services and implementation
                                       management), January 1992 - January 1994.

Leonid D. Rudnytzky    Trustee         Professor of Foreign Languages and
Suite 202                              Literature at the University of
Dresher, PA 19025                      Pennsylvania and Lasalle University.
(Age: 60)

Stephen Patrylak       Treasurer       Vice President, National Financial
715 Twining Road,                      Advisors, Inc. and National
Suite 202                              Shareholder Services, Inc.; Consultant
Dresher, PA 19025                      to National Actuarial Consultants,
(Age: 44)                              Ltd.; Vice President of NFA
                                       Brokerage Services, Inc.  Married to
                                       Larissa N. Patrylak.



Daniel B. Nysch        Vice President  Director of Computer Operations for
715 Twining Road,                      The National Advisory Group, Inc.,
Suite 202                              Vice President of National Financial
Dresher, PA 19025                      Advisors, Inc., NFA Brokerage
(Age: 34)                              Services, Inc. and National Actual
                                       Consultants, Ltd.



     The following table provides compensation information with respect to each current Trustee who is not an "interested person" of the Trust. No officer, director or employee of National Financial Advisors, Inc., the Investment Manager of the Trust receives any compensation from the Trust for serving as an officer or Trustee of the Trust.


                                   Pension or
                                   Retirement
                                    Benefits
                                 Aggregate                Accrued as                 Estimated                  Total
        Name of                Compensation                 Part of                   Annual                 Compensation
        Person,                    from                  Registrant's              Benefits Upon                 from
       Position                 Registrant1                Expenses                 Retirement               Registrant1
Allison M.                         $600                        0                         0                       $600
Miller


         B-3






Howard S.                          $600                        0                         0                       $600
Lubin

Leonid D.                          $600                        0                         0                       $600
Rudnytzky

(1) Amounts shown are estimated for Registrant's first full fiscal year.


                         PRINCIPAL HOLDERS OF SECURITIES


     As of March 31, 1998, the following persons were known by the Trust to be owners of record and beneficiary of more than 5% of the outstanding shares of each of the funds:


                                                            Percentage of
                 Name and Address                     Shares Beneficially Owned

A.   Classic Retirement Fund

C.W. Group Retirement Plan                                     9.694%
130 James Way
Southampton, PA 18966

Forensic Specialties, Inc. 401(k)                              6.556%
645 Longview Drive
Huntington Valley, PA 19006

Frame Lehigh 401(k) Plan                                      11.354%
80 Broad Street
Beaver Meadows, PA 18216


Howard Brown and Janet Brown                                   5.346%
7900 Old York Road, Suite 902 B
Elkins Park, PA 19027

Blocker Enterprises, Inc. 401(k)                               6.664%
Route 248, P.O. Box 204
Parryville, PA 18244

Bernard W. Albert Defined Benefit                              6.350%
Pension
1460 Joel Drive
Ambler, PA 19002

B.   Comprehensive Growth Fund

C.W. Group Retirement Plan                                    12.425%
130 James Way
Southampton, PA 18966

Frame Lehigh 401(k) Plan                                      14.798%
80 Broad Street
Beaver Meadows, PA 18216

Howard Brown and Janet Brown                                   6.794%
7900 Old York Road, Suite 902B
Elkins Park, PA 19027

Blocker Enterprises Inc. 401(k)                                7.824%
Route 248, P.O. Box 204
Parryville, PA 18244

Jeffrey Brown                                                  5.942%
560 Penllyn Blue Bell Pike
Blue Bell, PA 19422


     As of March 31, 1998, the Trust's Trustees and officers as a group owned 4,574 shares of the Classic Retirement Fund (constituting 2.086% of its outstanding shares) and 10,189 shares of the Comprehensive Growth Fund (constituting 5.942% of its outstanding shares).


                             THE INVESTMENT MANAGER


     National Financial Advisers, Inc. ("NFA" or the "Investment Manager") serves as investment manager to the Trust and its Funds pursuant to a written investment management agreement. NFA is a Pennsylvania corporation organized in 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Jeffrey C. Brown, Trustee and President of the Trust, is President of NFA. Larissa Patrylak, Trustee and Secretary of the Trust, also serves as the Secretary/Treasurer and Controller of NFA. Daniel B. Nysch and Stephen Patrylak, Vice President and Treasurer, respectively, of the Trust, also serve as Vice Presidents of NFA.

     NFA is a wholly owned subsidiary of The National Advisory Group, Inc. ("The Group"), a Pennsylvania corporation formed in 1984 which provides non-discretionary investment advisory and retirement services to trusts, institutions and high-income individuals. Jeffrey C. Brown and Larissa N. Patrylak are the sole shareholders of The Group. In addition, to NFA, The Group also owns all of the outstanding shares of the following:


     NFA Brokerage Services, Inc., the NASD mutual funds only broker/dealer through which the shares of each Fund are being offered.

     National Shareholder Services, Inc., which will serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

     National Actuarial Consultants, Ltd., a pension recordkeeper.

     Certain services provided by NFA under the investment management agreement are described in the Prospectus. As compensation for its services, each Fund pays NFA a fee based upon such Fund's average daily net asset value. This fee is computed daily and paid monthly. The rate at which the fee is paid is described in the Prospectus. For the period October 1, 1997 (date of commencement of investment operations) to December 31, 1997, the Investment Manager was due $14,133 and $10,830 and waived $2,955 and $2,257 from the Classic Retirement Fund and the Comprehensive Growth Fund, respectively.


     NFA pays, out of the investment management fees it receives from the Funds, all the expenses of the Funds except expenses incurred under the Trust's Distribution Plan and extraordinary expenses. Until at least December 31, 1998, NFA is contractually obligated to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20% of average daily net assets (not including extraordinary expenses).

     By its terms, the Trust's investment management agreement will remain in effect through 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding votes (as defined in the 1940 Act); provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment management agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding votes, or by NFA. The investment management agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                                 THE DISTRIBUTOR

     NFA Brokerage Services, Inc. ("NFA Brokerage" or the "Distributor"), a wholly-owned subsidiary of The Group, with its principal offices at 715 Twining Road, Suite 218, Dresher, Pennsylvania 19025, serves as the distributor of the Funds' shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.


     The Trust has a Plan of Distribution (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"), pursuant to which the Funds may expend up to .25% of their respective average net assets annually for the costs of activities intended to result in the sale of Fund shares. The Trust's Distribution Agreement with NFA Brokerage (i) provides for the payment by each Fund to NFA Brokerage of a distribution fee of .25% of average net assets and
(ii) authorizes NFA Brokerage to make payments for activities and expenditures permitted by the Distribution Plan. During the period October 1, 1997 (date of commencement at investment operations) through December 31, 1997, $5,212 was expended by the Trust pursuant to the Distribution Plan, of which approximately $580 was spent on advertising, $2,891 on printing prospectuses for delivery to other than current shareholders and $1,741 on professional fees.

     The Trustees believe that the Distribution Plan has benefitted and will continue to benefit each of the Funds and their shareholders. Among these benefits are reductions in per share expenses of each fund as a result of increased assets in the Fund and a more predictable flow of cash which may provide investment flexibility in seeking each Fund's investment objective and may better enable the Fund to meet redemption demands without liquidating portfolio securities at inopportune times.

     In addition, the underlying funds in which the Funds invest may impose such Rule 12b-1 fees. Rule 12b-1 fees imposed by an underlying fund could be as high as .75% of an underlying fund's net assets and service fees could be as high as
 .25% of an underlying fund's net assets. In the aggregate, such combined fees could be as high as 1.00% of an underlying fund's net assets. For a description of the arrangements pursuant to which underlying funds imposing Rule 12b-1 or service fees pay service fees to the Distributor in connection with services rendered by the Distributor and the process by which the Distributor will reimburse to the Funds any fees received for effecting purchases of underlying funds' shares, see the discussion in the Prospectus entitled "Trust Management -- Execution of Portfolio Transactions."

                               THE TRANSFER AGENT

     The Board of Trustees of the Trust has approved an Administration, Accounting and Transfer Agency Agreement among the Trust, National Shareholder Services, Inc. ("NSS" or the "Transfer Agent") and NFA. Pursuant to such Agreement, NSS serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. NSS also calculates daily net asset value per share for each Fund and maintains such books and records as are necessary to enable it to perform its duties. The administrative services necessary for the operation of the Trust and its Funds provided by NSS include among other things (i) preparation of shareholder reports and communications,
(ii) regulatory compliance, such as reports and filings with the Securities and Exchange Commission and state securities commissions and (iii) general supervision of the operation of the Trust and its Funds, including coordination of the services performed by NFA, the custodian, independent accountants, legal counsel and others. NSS is compensated by NFA for its services out of the investment management fee paid to NFA by each Fund.

     NSS is a wholly-owned subsidiary of The Group. The business address of NSS is 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025.

                                  THE CUSTODIAN

     Pursuant to a Custodian Agreement between the Trust, Firstrust Savings Bank and NFA, Firstrust Savings Bank serves as the Trust's custodian. The principal business address of Firstrust Savings Bank is 1931 Cottman Avenue, Philadelphia, Pennsylvania 19111.

                                   THE AUDITOR

     Sanville & Company, independent certified public accountants located at 1514 Old York Road, Abington, Pennsylvania 19001, has been selected as the auditors for the Trust. In such capacity, Sanville & Company periodically reviews the accounting and financial records of the Trust and examines its financial statements.

                             PORTFOLIO TRANSACTIONS

     Decisions to buy and sell securities for the Funds are made by the Investment Manager subject to the overall supervision and review by the Trust's Board of Trustees. Portfolio security transactions for the Funds are effected by or under the supervision of the Investment Manager.

     NFA Brokerage, the Distributor of the Fund shares, may assist in the placement of Fund portfolio transactions. In such capacity, NFA Brokerage may receive distribution or service payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. See "The Distributor." In providing execution assistance, NFA Brokerage may receive orders from the Investment Manager; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of shares purchased or sold; and assure prompt and proper settlement of the order.

     The Funds intend to arrange to be included within a class of investors entitled not to pay sales charges by purchasing load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs.

                       CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Prospectus.

          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED


     See "How to Purchase Shares" and "How to Redeem Shares" in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

     See "How to Purchase Shares -- Price of Shares" in the Prospectus.

                                   TAX STATUS

     See "Dividends, Distributions and Taxes" in the Prospectus.

                              FINANCIAL STATEMENTS


     Incorporated by reference to the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997 as filed with the SEC on Form N-SAR on March 6, 1998.



                             ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all of the information included in the Trust's Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the securities offered hereby. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                           THE DRESHER FAMILY OF FUNDS

                                     PART C

                                OTHER INFORMATION




ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS


         (a)      Financial Statements.

                  Included in Part A:

                  Financial Highlights for the Period from October 1, 1997 to December 31, 1997.


                  Included in Part B:

                  Portfolio of Investments, December 31, 1997

                  Statement of Assets and Liabilities as of December 31, 1997

                  Statement of Operations for the Period Ended December 31, 1997

                  Statement of Changes in Net Assets for the Period Ended December 31, 1997

                  Financial Highlights for the Period from October 1, 1997 to December 31, 1997

                  Notes to Financial Statements, December 31, 1997

                  Incorporated by reference to the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997 as filed with the SEC on Form N-SAR on March 6, 1998.


                  Included in Part C:

                  The required Schedules are omitted because the required information is included in the financial statements including in Part A and Part B, or because the conditions requiring their filing do not exist.


         (b)      Exhibits.


     EXHIBIT
     NUMBER                 DESCRIPTION OF EXHIBIT

      *(1)                  Trust Instrument of Registrant

      *(2)                  Bylaws of Registrant

       (3)                  Inapplicable

     ***(4) Instrument of Designation of Series of Beneficial Interest of Registrant

     ***(5) Investment Advisory Agreement between Registrant and National Financial Advisors, Inc. ("NFA")

    ***(6)(a)               Distribution Agreement between Registrant and NFA
                            Brokerage Services ("NFA Brokerage")

    **(6)(b)                Form of Dealer Agreement between NFA Brokerage and
                            Dealers.

       (7)                  Inapplicable


     ***(8)                 Custody Agreement among Registrant, NFA and
                            Firstrust Savings Bank

     ***(9) Administration, Accounting and Transfer Agency Agreement among Registrant, NFA and National Shareholder Services, Inc.

     ***(10)                Opinion and Consent of Counsel

      (11)                  Consent of Independent Public Accountants

      (12)                  Inapplicable

     ***(13)                Subscription Agreement between Registrant and
                            Initial Shareholders

      (14)                  Inapplicable

   ***(15)(a)               Distribution Plan of Registrant

     (15)(b)                See Exhibit (6)

      (16)                  Inapplicable

     (17)(a)                Financial Data Schedule - The Dresher Comprehensive
                            Growth Fund

     (17)(b)                Financial Data Schedule - The Dresher Classic
                            Retirement Fund

      (18)                  Inapplicable


-------------------------------

*    Incorporated   herein  by  reference  to  the  Registration   Statement  as
     originally filed with the Securities and Exchange Commission on April 14, 1997.

     **   Incorporated   herein  by  reference   to  Amendment   No.  1  to  the
          Registration   Statement   filed  with  the  Securities  and  Exchange
          Commission on or about June 11, 1997.

     ***  Incorporated   herein  by  reference   to  Amendment   No.  2  to  the
          Registration   Statement   filed  with  the  Securities  and  Exchange
          Commission on or about July 17, 1997.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is controlled by the Trustees. Registrant does not have any subsidiaries.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


Set forth below are the number of record holders, as of March 31, 1998, of Registrant's shares of beneficial interest:


Title of Class                                         Number of Record Holders

Shares of beneficial interest, The Dresher                       64
Comprehensive Growth Fund

Shares of beneficial interest, The Dresher                       61
Classic Retirement Fund



ITEM 27.  INDEMNIFICATION

Article X, Section 10.2 of Registrant's Trust Instrument, incorporated by reference as Exhibit (1) hereto, provides for the indemnification of
Registrant's past and present Trustees and officers. Indemnification of Registrant's investment manager, principal underwriter and custodian is provided for, respectively, in Section 8 of the Investment Advisory Agreement filed herewith  as Exhibit  (5),  in  Section 9 of the  Distribution  Agreement  filed herewith  as Exhibit  (6),  and in Article VII of the  Custody  Agreement  filed herewith as Exhibit (8). In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of such person's willful misfeasance, bad faith, gross negligence in the performance of such person's duties, or by reason of such person's reckless disregard of the duties involved in the conduct of such person's office or arising under such person's agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any such indemnification.

ITEM 28.  BUSINESS AND OTHER CONNECTION OF INVESTMENT ADVISER

NFA  is  a  registered   investment  adviser  providing   investment  advice  to
individuals, employee benefit plans, trusts, and corporations.

The list required by this Item 28 of the officers and directors of NFA, together with information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by NFA pursuant to the Investment Advisors Act of 1940 (SEC File No. 408-09).

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) None.

     (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to NFA Brokerage's Form BD (SEC File No. 8-47870).

     (c) Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its office located at 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Certain records, including records relating to Registrant's shareholders and the physical possession of its assets, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's transfer agent, dividend disbursing agent and custodian located, as the custodian, at 1931 Cottman Avenue, Philadelphia, Pennsylvania 19111, and, as to the transfer and dividend disbursing agent functions, at 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025

ITEM 31.  MANAGEMENT SERVICES

Inapplicable.

ITEM 32.  UNDERTAKINGS

     (a) Inapplicable.

     (b) Inapplicable.

     (c) Inapplicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf by the undersigned, thereunto duly authorized, in the City of Dresher and the Commonwealth of Pennsylvania on this 7th day of May, 1998


                           THE DRESHER FAMILY OF FUNDS


                                            By:      /s/ Jeffrey C. Brown
                                                     Jeffrey C. Brown,
                                                     Trustee and President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                          TITLE                      DATE

/s/ Jeffrey C. Brown               Trustee & President        May 4, 1998
-------------------------------
     Jeffrey C. Brown

/s/ Stephen Patrylak               Trustee & Treasurer        May 4, 1998
--------------------------------

Stephen Patrylak

/s/ Larissa N. Patrylak            Trustee & Secretary        May 4, 1998
--------------------------------

Larissa N. Patrylak

/s/ Howard S. Lubin                Trustee                    May 4, 1998
------------------------------

Howard S. Lubin

/s/ Leonid D. Rudnytzky            Trustee                    May 4, 1998
-----------------------

Leonid D. Rudnytzky

/s/ Allison M. Miller              Trustee                    May 4, 1998
---------------------

Allison M. Miller